Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

Basic and diluted net loss per share for each of the year presented were calculated as follows:

	Six Months ended June 30,
(In thousands of US$ except share data and per share data)	2020	2021
Numerator:
Net loss	(41,368)	(23,568)
Add: Accretion of Series A Preferred Shares	(1,293)	—
Net loss attributable to ordinary shareholders of the Company for computing basic and diluted net loss per share	(42,661)	(23,568)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted net loss per share	237,907,456	283,008,578
Basic and diluted net loss per ordinary share	(0.18)	(0.08)

Schedule of Antidilutive Securities Excluded from Inclusion in Calculation of Diluted Earnings Per Share

Diluted earnings per share do not include the following instruments as their inclusion would have been anti-dilutive:

	Six Months ended June 30,
	2020	2021
Restricted Shares	—	6,021,500
Share options awards	21,863,977	20,024,197
Total	21,863,977	26,045,697